ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Communication Services - 9.6%
Advertising - 0.1%
Omnicom Group, Inc.	2,019	$147,044

Broadcasting - 0.0% (a)
Fox Corp. - Class A	1,539	80,274

Cable & Satellite - 0.0% (a)
EchoStar Corp. - Class A (b)	762	77,343

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	1,453	297,923
Take-Two Interactive Software, Inc. (b)	1,095	273,728
		571,651
Interactive Media & Services - 8.5%
Alphabet, Inc. - Class A	36,805	13,153,003
Alphabet, Inc. - Class C	29,741	10,508,388
Meta Platforms, Inc. - Class A	13,493	7,600,472
		31,261,863
Movies & Entertainment - 0.7%
Live Nation Entertainment, Inc. (b)	1,001	183,293
Netflix, Inc. (b)	27,156	1,938,938
TKO Group Holdings, Inc.	433	87,167
Warner Bros Discovery, Inc. (b)	16,063	428,240
		2,637,638
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	3,049	511,409
Total Communication Services		35,287,222

Consumer Discretionary - 9.8%
Apparel Retail - 0.4%
Ross Stores, Inc.	2,107	448,475
TJX Cos., Inc.	7,185	1,088,527
		1,537,002
Apparel, Accessories & Luxury Goods - 0.1%
Ralph Lauren Corp.	243	97,543
Tapestry, Inc.	1,267	185,463
		283,006
Automobile Manufacturers - 2.1%
Ford Motor Co.	25,342	352,254
General Motors Co.	5,629	433,883
Tesla, Inc. (b)	16,329	6,867,978
		7,654,115

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Automotive Parts & Equipment - 0.0% (a)
Aptiv PLC (b)	1,388	$85,195

Automotive Retail - 0.3%
AutoZone, Inc. (b)	107	341,965
Carvana Co. (b)	3,857	253,868
O'Reilly Automotive, Inc. (b)	5,454	502,259
		1,098,092
Broadline Retail - 4.0%
Amazon.com, Inc. (b)	61,033	14,546,605
eBay, Inc.	2,883	322,176
		14,868,781
Casinos & Gaming - 0.0% (a)
Las Vegas Sands Corp.	1,999	92,334

Consumer Electronics - 0.1%
Garmin Ltd.	1,047	248,704

Distributors - 0.0% (a)
Genuine Parts Co.	884	104,294

Footwear - 0.1%
Deckers Outdoor Corp. (b)	918	91,148
NIKE, Inc. - Class B	7,612	312,473
		403,621
Home Improvement Retail - 0.8%
Home Depot, Inc.	6,487	2,287,835
Lowe's Cos., Inc.	3,611	796,190
		3,084,025
Homebuilding - 0.1%
DR Horton, Inc.	1,554	253,116
NVR, Inc. (b)	18	122,641
PulteGroup, Inc.	1,234	169,317
		545,074
Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	765	178,322

Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (b)	2,589	370,486
Booking Holdings, Inc.	4,887	871,059
Carnival Corp. Ltd.	5,438	155,364
Expedia Group, Inc.	671	171,695
Hilton Worldwide Holdings, Inc.	1,468	485,115

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Marriott International, Inc. - Class A	1,420	$526,238
Royal Caribbean Cruises Ltd.	1,378	437,556
		3,017,513
Other Specialty Retail - 0.1%
Tractor Supply Co.	3,458	109,308
Ulta Beauty, Inc. (b)	282	127,176
		236,484
Restaurants - 0.8%
Chipotle Mexican Grill, Inc. (b)	8,230	279,820
DoorDash, Inc. - Class A (b)	2,148	396,370
McDonald's Corp.	4,558	1,232,073
Starbucks Corp.	7,426	758,863
Yum! Brands, Inc.	1,786	285,510
		2,952,636
Total Consumer Discretionary		36,389,198

Consumer Staples - 4.7%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	3,128	238,980
Bunge Global SA	903	96,377
		335,357
Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	2,899	2,711,928
Dollar Tree, Inc. (b)	1,195	144,535
Target Corp.	2,952	385,561
Walmart, Inc.	28,542	3,232,667
		6,474,691
Distillers & Vintners - 0.0% (a)
Constellation Brands, Inc. - Class A	912	126,850

Food Retail - 0.1%
Casey's General Stores, Inc.	214	170,085
Kroger Co.	3,774	209,570
		379,655
Household Products - 0.8%
Church & Dwight Co., Inc.	1,504	145,708
Colgate-Palmolive Co.	4,602	421,911
Kimberly-Clark Corp.	2,123	233,042
Procter & Gamble Co.	15,108	2,215,437
		3,016,098
Packaged Foods & Meats - 0.1%
Hershey Co.	955	167,555
J M Smucker Co.	697	78,412
Kraft Heinz Co.	5,583	131,870

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Tyson Foods, Inc. - Class A	1,830	$104,768
		482,605
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	1,575	124,346
Kenvue, Inc.	12,273	234,537
		358,883
Soft Drinks & Non-alcoholic Beverages - 1.0%
Coca-Cola Co.	25,422	2,066,046
Monster Beverage Corp. (b)	4,556	437,923
PepsiCo, Inc.	8,668	1,173,647
		3,677,616
Tobacco - 0.7%
Altria Group, Inc.	11,148	802,098
Philip Morris International, Inc.	10,147	1,835,694
		2,637,792
Total Consumer Staples		17,489,547

Energy - 3.5%
Integrated Oil & Gas - 1.7%
Chevron Corp.	12,712	2,107,141
Exxon Mobil Corp.	28,293	3,868,219
Occidental Petroleum Corp.	4,799	233,088
		6,208,448
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	6,431	356,921
Halliburton Co.	5,570	189,101
SLB Ltd.	10,070	468,154
		1,014,176
Oil & Gas Exploration & Production - 0.6%
APA Corp.	2,436	79,340
ConocoPhillips	8,207	853,200
Devon Energy Corp.	7,706	318,412
Diamondback Energy, Inc.	1,263	222,010
EOG Resources, Inc.	3,609	468,195
EQT Corp.	4,118	218,954
Expand Energy Corp.	989	90,187
Texas Pacific Land Corp.	240	105,034
		2,355,332
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	1,991	509,039
Phillips 66	2,458	415,525
Valero Energy Corp.	2,051	534,162
		1,458,726

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Oil & Gas Storage & Transportation - 0.5%
Kinder Morgan, Inc.	12,811	$409,568
ONEOK, Inc.	4,192	364,452
Targa Resources Corp.	1,434	384,513
Williams Cos., Inc.	7,252	539,114
		1,697,647
Total Energy		12,734,329

Financials - 11.8%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	585	268,375
Bank of New York Mellon Corp.	4,467	645,973
Blackrock, Inc.	918	882,712
Blackstone, Inc.	4,745	558,344
Invesco Ltd.	2,573	67,901
KKR & Co., Inc.	3,929	360,604
Northern Trust Corp.	1,205	209,477
T Rowe Price Group, Inc.	1,429	162,463
		3,155,849
Consumer Finance - 0.2%
Capital One Financial Corp.	3,813	764,964
Synchrony Financial	1,962	149,210
		914,174
Diversified Banks - 3.1%
Bank of America Corp.	43,437	2,475,040
Citigroup, Inc.	11,126	1,557,195
JPMorgan Chase & Co.	17,516	5,733,513
KeyCorp	6,080	140,144
Wells Fargo & Co.	20,027	1,655,031
		11,560,923
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	2,929	346,530

Financial Exchanges & Data - 0.8%
Cboe Global Markets, Inc.	677	164,288
CME Group, Inc.	2,348	518,509
Coinbase Global, Inc. - Class A (b)	1,226	179,229
Intercontinental Exchange, Inc.	3,660	450,583
Moody's Corp.	971	439,785
MSCI, Inc.	462	258,738
Nasdaq, Inc.	2,816	221,957
S&P Global, Inc.	1,943	791,306
		3,024,395

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Insurance Brokers - 0.4%
Aon PLC - Class A	1,402	$465,029
Arthur J Gallagher & Co.	1,677	384,989
Brown & Brown, Inc.	1,911	122,591
Marsh & McLennan Cos., Inc.	3,157	526,177
		1,498,786
Investment Banking & Brokerage - 1.4%
Charles Schwab Corp.	10,750	991,903
Goldman Sachs Group, Inc.	1,731	1,750,681
Interactive Brokers Group, Inc. - Class A	2,554	222,300
Morgan Stanley	7,595	1,587,659
Robinhood Markets, Inc. - Class A (b)	4,483	449,555
		5,002,098
Life & Health Insurance - 0.3%
Aflac, Inc.	3,018	353,861
Globe Life, Inc.	506	90,412
MetLife, Inc.	3,579	302,819
Principal Financial Group, Inc.	1,271	136,988
Prudential Financial, Inc.	2,227	240,360
		1,124,440
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc. - Class B (b)	11,711	5,860,068

Property & Casualty Insurance - 0.7%
Allstate Corp.	1,668	396,884
American International Group, Inc.	3,482	259,513
Arch Capital Group Ltd. (b)	2,296	222,850
Assurant, Inc.	328	88,078
Chubb Ltd.	2,346	799,376
Hartford Insurance Group, Inc.	1,795	237,873
Loews Corp.	1,093	123,739
Travelers Cos., Inc.	1,380	455,566
		2,583,879
Regional Banks - 0.3%
Citizens Financial Group, Inc.	2,763	193,604
M&T Bank Corp.	999	237,772
Regions Financial Corp.	5,687	171,747
Truist Financial Corp.	8,638	430,345
		1,033,468
Reinsurance - 0.0% (a)
Everest Group Ltd.	261	93,237

Transaction & Payment Processing Services - 2.0%
Block, Inc. (b)	2,290	174,040

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Corpay, Inc. (b)	455	$151,638
Fidelity National Information Services, Inc.	3,361	130,676
Fiserv, Inc. (b)	3,896	191,099
Global Payments, Inc.	1,533	111,234
Mastercard, Inc. - Class A	5,304	2,724,134
PayPal Holdings, Inc.	5,774	249,321
Visa, Inc. - Class A	10,875	3,731,104
		7,463,246
Total Financials		43,661,093

Health Care - 8.9%
Biotechnology - 1.9%
AbbVie, Inc.	11,844	2,980,424
Amgen, Inc.	3,508	1,270,317
Biogen, Inc. (b)	954	206,121
Gilead Sciences, Inc.	8,059	1,018,174
Incyte Corp. (b)	1,137	128,890
Moderna, Inc. (b)	1,946	136,279
Regeneron Pharmaceuticals, Inc.	644	401,560
Vertex Pharmaceuticals, Inc. (b)	1,612	800,729
		6,942,494
Health Care Distributors - 0.3%
Cardinal Health, Inc.	1,494	354,915
Cencora, Inc.	1,252	354,291
McKesson Corp.	791	597,679
		1,306,885
Health Care Equipment - 0.8%
Becton Dickinson & Co.	1,837	277,993
Boston Scientific Corp. (b)	9,576	408,704
Dexcom, Inc. (b)	2,504	168,644
Edwards Lifesciences Corp. (b)	3,670	331,988
GE HealthCare Technologies, Inc.	2,964	189,726
IDEXX Laboratories, Inc. (b)	505	265,852
Intuitive Surgical, Inc. (b)	2,254	896,371
ResMed, Inc.	948	184,746
STERIS PLC	638	134,344
		2,858,368
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	888	346,222

Health Care Services - 0.4%
Cigna Group	1,716	473,067
CVS Health Corp.	8,285	857,083

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Labcorp Holdings, Inc.	538	$150,640
		1,480,790
Health Care Supplies - 0.0% (a)
Cooper Cos., Inc. (b)	1,253	89,853

Health Care Technology - 0.0% (a)
Veeva Systems, Inc. - Class A (b)	624	110,741

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,802	239,360
Danaher Corp.	3,738	712,014
IQVIA Holdings, Inc. (b)	948	183,173
Mettler-Toledo International, Inc. (b)	128	163,521
Thermo Fisher Scientific, Inc.	2,393	1,199,754
Waters Corp. (b)	625	234,400
West Pharmaceutical Services, Inc.	308	110,572
		2,842,794
Managed Health Care - 0.9%
Centene Corp. (b)	3,088	198,219
Elevance Health, Inc.	1,425	551,090
Humana, Inc.	773	307,051
UnitedHealth Group, Inc.	5,880	2,443,905
		3,500,265
Pharmaceuticals - 3.7%
Eli Lilly & Co.	5,142	6,167,469
Johnson & Johnson	15,994	4,061,996
Merck & Co., Inc.	16,530	2,124,105
Pfizer, Inc.	36,828	886,818
Viatris, Inc.	7,529	119,561
Zoetis, Inc.	2,697	193,806
		13,553,755
Total Health Care		33,032,167

Industrials - 8.6%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (b)	451	252,835
Boeing Co. (b)	4,826	1,044,684
General Electric Co.	6,717	2,510,344
Honeywell Aerospace, Inc. (b)	1,977	437,075
Howmet Aerospace, Inc.	2,521	677,796
L3Harris Technologies, Inc.	1,212	352,195
Lockheed Martin Corp.	1,326	675,544
Northrop Grumman Corp.	866	441,063
RTX Corp.	8,627	1,636,801

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Textron, Inc.	1,101	$100,995
TransDigm Group, Inc.	357	475,538
		8,604,870
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	779	146,717
Expeditors International of Washington, Inc.	883	143,911
United Parcel Service, Inc. - Class B	4,711	506,433
		797,061
Building Products - 0.5%
Carrier Global Corp.	4,956	363,522
Johnson Controls International PLC	3,899	569,683
Lennox International, Inc.	200	114,590
Masco Corp.	1,293	105,211
Trane Technologies PLC	1,379	677,310
		1,830,316
Cargo Ground Transportation - 0.1%
Fedex Freight Holding Co., Inc. (b)	645	97,395
JB Hunt Transport Services, Inc.	488	141,242
Old Dominion Freight Line, Inc.	1,224	265,118
		503,755
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	198	392,426
EMCOR Group, Inc.	256	212,449
Quanta Services, Inc.	839	604,114
		1,208,989
Construction Machinery & Heavy Transportation Equipment - 1.1%
Caterpillar, Inc.	2,713	2,889,073
Cummins, Inc.	713	508,519
PACCAR, Inc.	3,323	399,159
Westinghouse Air Brake Technologies Corp.	1,085	292,516
		4,089,267
Data Processing & Outsourced Services - 0.0% (a)
Broadridge Financial Solutions, Inc.	766	104,904

Diversified Support Services - 0.2%
Cintas Corp.	2,202	374,516
Copart, Inc. (b)	5,811	163,812
		538,328
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	1,455	352,023
Eaton Corp. PLC	2,152	917,010
Emerson Electric Co.	3,112	445,483
Generac Holdings, Inc. (b)	330	96,627
Hubbell, Inc.	221	115,627

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Rockwell Automation, Inc.	714	$353,487
Vertiv Holdings Co. - Class A	2,025	678,011
		2,958,268
Environmental & Facilities Services - 0.2%
Rollins, Inc.	1,895	79,097
Veralto Corp.	1,621	143,750
Waste Management, Inc.	2,197	489,668
		712,515
Heavy Electrical Equipment - 0.5%
GE Vernova, Inc.	1,536	1,804,585

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	2,390	535,240
Paychex, Inc.	1,860	182,894
		718,134
Industrial Conglomerates - 0.3%
3M Co.	3,250	526,208
Honeywell International, Inc.	1,977	442,650
		968,858
Industrial Machinery & Supplies & Components - 0.5%
Dover Corp.	851	190,862
Fortive Corp.	1,999	122,119
Ingersoll Rand, Inc.	1,496	122,657
Otis Worldwide Corp.	2,477	177,353
Parker-Hannifin Corp.	797	779,562
Snap-on, Inc.	335	134,804
Stanley Black & Decker, Inc.	899	84,614
Xylem, Inc.	1,553	183,580
		1,795,551
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	3,757	351,880
Southwest Airlines Co.	2,819	144,953
United Airlines Holdings, Inc. (b)	1,827	248,454
		745,287
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (b)	11,938	861,446

Rail Transportation - 0.6%
CSX Corp.	11,980	569,410
Norfolk Southern Corp.	1,458	458,672
Union Pacific Corp.	3,890	1,058,080
		2,086,162
Research & Consulting Services - 0.1%
Equifax, Inc.	764	121,262

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Jacobs Solutions, Inc.	763	$96,138
Leidos Holdings, Inc.	881	90,717
Verisk Analytics, Inc.	621	111,488
		419,605
Trading Companies & Distributors - 0.3%
Fastenal Co.	7,481	359,313
United Rentals, Inc.	401	454,289
WW Grainger, Inc.	281	382,272
		1,195,874
Total Industrials		31,943,775

Information Technology - 37.8% (c)
Application Software - 1.7%
Adobe, Inc. (b)	2,608	534,692
AppLovin Corp. - Class A (b)	1,512	779,028
Autodesk, Inc. (b)	1,360	264,411
Cadence Design Systems, Inc. (b)	1,542	578,744
Datadog, Inc. - Class A (b)	2,079	541,288
Fair Isaac Corp. (b)	153	182,801
Palantir Technologies, Inc. - Class A (b)	12,684	1,479,842
PTC, Inc. (b)	764	86,798
Salesforce, Inc.	6,073	951,396
Synopsys, Inc. (b)	1,117	498,260
Tyler Technologies, Inc. (b)	286	83,644
Workday, Inc. - Class A (b)	1,378	168,695
		6,149,599
Communications Equipment - 1.3%
Arista Networks, Inc. (b)	5,568	945,892
Ciena Corp. (b)	747	366,448
Cisco Systems, Inc.	25,906	3,042,919
F5, Inc. (b)	361	150,162
Lumentum Holdings, Inc. (b)	402	344,940
		4,850,361
Electronic Components - 0.8%
Amphenol Corp. - Class A	6,969	1,228,774
Coherent Corp. (b)	1,020	402,359
Corning, Inc.	4,544	1,160,674
		2,791,807
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (b)	983	344,119
Teledyne Technologies, Inc. (b)	300	200,070
		544,189
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	613	236,299

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
TE Connectivity PLC	1,667	$336,084
		572,383
Internet Services & Infrastructure - 0.0% (a)
Akamai Technologies, Inc. (b)	917	108,399
VeriSign, Inc.	340	85,530
		193,929
IT Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp. - Class A	3,147	121,883
International Business Machines Corp.	6,089	1,712,288
		1,834,171
Semiconductor Materials & Equipment - 2.5%
Applied Materials, Inc.	4,552	3,291,096
KLA Corp.	7,601	2,293,298
Lam Research Corp.	7,054	3,056,710
Qnity Electronics, Inc.	1,141	186,337
Teradyne, Inc.	766	370,621
		9,198,062
Semiconductors - 15.8%
Advanced Micro Devices, Inc. (b)	8,969	5,210,182
Analog Devices, Inc.	3,069	1,218,915
Broadcom, Inc.	26,954	10,181,873
First Solar, Inc. (b)	452	106,654
Intel Corp. (b)	27,005	3,770,708
Microchip Technology, Inc.	2,993	272,962
Micron Technology, Inc.	5,965	6,885,340
Monolithic Power Systems, Inc.	272	376,002
NVIDIA Corp.	137,360	27,484,362
ON Semiconductor Corp. (b)	2,142	202,505
QUALCOMM, Inc.	5,976	1,104,305
Texas Instruments, Inc.	5,607	1,671,278
		58,485,086
Systems Software - 6.3%
Crowdstrike Holdings, Inc. - Class A (b)	1,597	1,218,735
Fortinet, Inc. (b)	3,973	610,332
Gen Digital, Inc.	3,502	87,165
Microsoft Corp.	46,744	17,436,447
Oracle Corp.	9,464	1,386,949
Palo Alto Networks, Inc. (b)	5,101	1,739,543
ServiceNow, Inc. (b)	6,600	655,248
		23,134,419
Technology Distributors - 0.0% (a)
CDW Corp.	850	119,544

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	92,806	$26,854,344
Dell Technologies, Inc. - Class C	1,677	723,558
HP, Inc.	6,021	132,101
Sandisk Corp. (b)	810	1,841,721
Seagate Technology Holdings PLC	1,164	1,123,260
Super Micro Computer, Inc. (b)	2,900	85,057
Western Digital Corp.	1,705	1,089,018
		31,849,059
Total Information Technology		139,722,609

Materials - 1.7%
Commodity Chemicals - 0.1%
Dow, Inc.	4,690	128,318
LyondellBasell Industries NV - Class A	1,695	89,242
		217,560
Construction Materials - 0.2%
CRH PLC	4,181	447,367
Martin Marietta Materials, Inc.	381	219,723
Vulcan Materials Co.	832	245,448
		912,538
Copper - 0.1%
Freeport-McMoRan, Inc.	8,179	514,377

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	1,031	111,616
Corteva, Inc.	4,342	367,724
		479,340
Gold Mining - 0.2%
Newmont Corp.	5,819	543,495

Industrial Gases - 0.4%
Linde PLC	3,015	1,564,604

Metal, Glass & Plastic Containers - 0.0% (a)
Ball Corp.	1,718	107,203

Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	2,941	127,492
International Paper Co.	3,365	128,207
Packaging Corp. of America	569	135,581
Smurfit Westrock PLC	3,275	151,502
		542,782

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Specialty Chemicals - 0.2%
Albemarle Corp.	671	$90,605
DuPont de Nemours, Inc.	867	117,645
PPG Industries, Inc.	1,415	171,626
Sherwin-Williams Co.	1,466	504,773
		884,649
Steel - 0.2%
Nucor Corp.	1,511	336,575
Steel Dynamics, Inc.	920	211,103
		547,678
Total Materials		6,314,226

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (b)	1,854	249,716
CoStar Group, Inc. (b)	2,807	79,494
Total Real Estate		329,210

Utilities - 2.1%
Electric Utilities - 1.5%
Alliant Energy Corp.	1,636	124,810
American Electric Power Co., Inc.	3,477	475,688
Constellation Energy Corp.	1,657	411,549
Duke Energy Corp.	4,994	632,140
Entergy Corp.	2,911	334,357
Evergy, Inc.	1,497	129,386
Eversource Energy	2,388	172,581
Exelon Corp.	6,585	306,993
FirstEnergy Corp.	2,139	101,688
NextEra Energy, Inc.	13,370	1,173,485
NRG Energy, Inc.	1,144	167,093
PG&E Corp.	14,489	243,705
PPL Corp.	4,045	147,036
Southern Co.	7,090	678,584
Xcel Energy, Inc.	3,809	305,863
		5,404,958
Gas Utilities - 0.0% (a)
Atmos Energy Corp.	804	138,505

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	1,789	283,789

Multi-Utilities - 0.5%
Ameren Corp.	1,769	199,968

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
CenterPoint Energy, Inc.	4,176	$183,911
CMS Energy Corp.	1,969	150,628
Consolidated Edison, Inc.	2,327	257,436
Dominion Energy, Inc.	5,477	374,024
NiSource, Inc.	3,049	144,980
Public Service Enterprise Group, Inc.	3,195	259,306
WEC Energy Group, Inc.	2,088	243,816
		1,814,069
Water Utilities - 0.0% (a)
American Water Works Co., Inc.	1,253	164,870
Total Utilities		7,806,191
TOTAL COMMON STOCKS (Cost $206,616,226)		364,709,567

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Real Estate - 1.2%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	2,064	370,653
Equinix, Inc.	627	653,578
		1,024,231
Health Care REITs - 0.3%
Healthpeak Properties, Inc.	4,496	96,214
Welltower, Inc.	4,519	1,025,678
		1,121,892
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,913	241,631

Retail REITs - 0.2%
Kimco Realty Corp.	4,462	113,112
Regency Centers Corp.	1,078	85,960
Simon Property Group, Inc.	2,121	474,361
		673,433
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	1,406	204,292
Public Storage	1,035	329,451
		533,743
Telecom Tower REITs - 0.2%
American Tower Corp.	3,036	496,598
Crown Castle, Inc.	2,911	220,450
SBA Communications Corp.	449	79,231
		796,279
Timber REITs - 0.0% (a)
Weyerhaeuser Co.	4,684	112,135
Total Real Estate		4,503,344
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,262,915)		4,503,344

ALPHA ARCHITECT US EQUITY 3 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value

CONTINGENT VALUE RIGHTS - 0.0% (a)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (b)(d)	67	$—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.57% (e)	562,787	562,787
TOTAL MONEY MARKET FUNDS (Cost $562,787)		562,787

TOTAL INVESTMENTS - 100.0% (Cost $211,441,928)		$369,775,698
Other Assets in Excess of Liabilities - 0.0% (a)		39,817
TOTAL NET ASSETS - 100.0%		$369,815,515

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT US EQUITY 3 ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)
Alpha Architect US Equity 3 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(b)	TOTAL
Investments:
Common Stocks	$364,709,567	$—	$—	$364,709,567
Real Estate Investment Trusts	4,503,344	—	—	4,503,344
Contingent Value Rights	—	—	0(a)	0(a)
Money Market Funds	562,787	—	—	562,787
Total Investments	$369,775,698	$—	$ 0(a)	$369,775,698
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a) Represents less than $0.50.
(b) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.
During the fiscal period ended June 30, 2026, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.
Transactions With Affiliates
The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded fund have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2026:

	Alpha Architect US Equity 2 ETF(c)	Alpha Architect US Equity ETF(c)	Cambria US EW ETF(c)	Total
Value as of March 18, 2026(a)(b)	$313,405	$8,235,834	$501,984	$9,051,223
Additions	69,510	2,744,505	109,305	2,923,320
Reductions	(391,432)	(12,011,693)	(619,160)	(13,022,285)
Realized Gain (Loss)	118,322	5,065,261	468,197	5,651,780
Net Change in Unrealized Appreciation (Depreciation)	(109,805)	(4,033,907)	(460,326)	(4,604,038)
Value as of June 30, 2026	$—	$—	$—	$—

Dividend / Interest Income	$—	$—	$2,106	$2,106
Capital Gain Distributions from Underlying Funds	$—	$—	$—	$—

Shares as of June 30, 2026	$—	$—	$—	—
(a) Inception date of Fund.
(b) Market value and shares of securities received as a result of an in-kind contribution.
(c) Affiliated security was held during the period but is no longer held as of June 30, 2026.